Loans Held-for-Investment (Troubled Debt Restructurings) (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Troubled Debt Restructurings [Line Items]
TDR balance	$ 94	$ 136	$ 408
Allowance for loan losses on TDR loans		15	81
TDR loans under fair value option	30	32	30
Consumer loans
Troubled Debt Restructurings [Line Items]
TDR balance	93		407
Allowance for loan losses on TDR loans	12	15
Consumer loans | Residential first mortgage
Troubled Debt Restructurings [Line Items]
TDR balance	34	76	350
Consumer loans | Second mortgage
Troubled Debt Restructurings [Line Items]
TDR balance	31	33	36
Consumer loans | HELOC
Troubled Debt Restructurings [Line Items]
TDR balance	28	27	21
Commercial loans
Troubled Debt Restructurings [Line Items]
TDR balance	1
Commercial loans | Commercial real estate
Troubled Debt Restructurings [Line Items]
TDR balance			1
Commercial loans | Commercial and industrial
Troubled Debt Restructurings [Line Items]
TDR balance	1
Performing
Troubled Debt Restructurings [Line Items]
TDR balance	73	101	362
Performing | Consumer loans
Troubled Debt Restructurings [Line Items]
TDR balance	72		361
Performing | Consumer loans | Residential first mortgage
Troubled Debt Restructurings [Line Items]
TDR balance	21	49	306
Performing | Consumer loans | Second mortgage
Troubled Debt Restructurings [Line Items]
TDR balance	30	32	35
Performing | Consumer loans | HELOC
Troubled Debt Restructurings [Line Items]
TDR balance	21	20	20
Performing | Commercial loans
Troubled Debt Restructurings [Line Items]
TDR balance	1
Performing | Commercial loans | Commercial real estate
Troubled Debt Restructurings [Line Items]
TDR balance			1
Performing | Commercial loans | Commercial and industrial
Troubled Debt Restructurings [Line Items]
TDR balance	1
Nonperforming
Troubled Debt Restructurings [Line Items]
TDR balance	21	35	46
Nonperforming | Consumer loans
Troubled Debt Restructurings [Line Items]
TDR balance	21		46
Nonperforming | Consumer loans | Residential first mortgage
Troubled Debt Restructurings [Line Items]
TDR balance	13	27	44
Nonperforming | Consumer loans | Second mortgage
Troubled Debt Restructurings [Line Items]
TDR balance	1	1	1
Nonperforming | Consumer loans | HELOC
Troubled Debt Restructurings [Line Items]
TDR balance	7	$ 7	1
Nonperforming | Commercial loans
Troubled Debt Restructurings [Line Items]
TDR balance	0
Nonperforming | Commercial loans | Commercial real estate
Troubled Debt Restructurings [Line Items]
TDR balance			$ 0
Nonperforming | Commercial loans | Commercial and industrial
Troubled Debt Restructurings [Line Items]
TDR balance	$ 0